Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2022. For index-linked time charter contracts the calculation was made using the initial charter rates (these amounts do not include any assumed off-hire).

Twelve-month periods ending December 31,	Amount
2023	114,441
2024	25,862
2025	15,056
2026	5,321
Total	160,680

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2022:

Twelve-month periods ending December 31,	Amount
2023	128
2024	128
2025	128
2026	128
2027	128
Thereafter	32
Total	672
Less: imputed interest	(173)
Present value of lease liabilities	499

Lease liabilities, current	108
Lease liabilities, non-current	391
Present value of lease liabilities	499